INCOME PER SHARE	6 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
INCOME PER SHARE
NOTE 12 -    INCOME PER SHARE
The following table sets forth the computation of basic and diluted net income per share attributable to the Company’s common shareholders for the six months indicated:

	Six months ended December 31,
	2020	2021
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to common stockholders - basic	$51,913	$44,329

Net income attributable to common stockholders - diluted (i)	$51,913	$44,329

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,498,431	60,884,346
Effect of dilutive securities
Share options	—	87,242
Restricted shares	195,202	585,014

Weighted average ordinary shares outstanding used in computing diluted income per share	60,693,633	61,556,602

Income per share - basic	$0.86	0.73

Income per share - diluted	$0.86	0.72

(i)
Vested and unissued restricted shares of 15,000 and 15,000 shares are included in the computation of basic and diluted income per share for the six months ended December 31, 2020 and 2021, respectively. The effects of share options have been excluded from the computation of diluted income per share for the six months ended December 31, 2020 as its effect would be anti-dilutive.